Equity Investments (Details) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended			1 Months Ended		12 Months Ended			1 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Tibetan Yingli USD ($)	Dec. 31, 2011 Tibetan Yingli CNY	Dec. 31, 2010 Tibetan Yingli CNY	Apr. 30, 2009 Dongfa Tianying CNY	Jul. 31, 2007 Dongfa Tianying CNY	Dec. 31, 2009 Dongfa Tianying CNY	Dec. 31, 2011 Hainan Solar Power USD ($)	Dec. 31, 2011 Hainan Solar Power CNY	Sep. 30, 2009 Hainan Solar Power Yingli China and two other entities CNY	Sep. 30, 2011 Beijing Shuntong Wuliu Co USD ($)	Sep. 30, 2011 Beijing Shuntong Wuliu Co CNY
Equity Investments
Equity investments	$ 3,992	25,127	25,804
Equity interest (as a percent)				50.00%	50.00%			30.00%				20.00%	49.00%	49.00%
Advances made to equity method investee					9,308	9,308
Provision for equity investment	1,385	8,720		1,385	8,720
Amount paid to acquire equity interest								3,000		3,235	20,362	6,000	234	1,470
Purchase price as fair value of investee's net assets (as a percent)								30.00%
Proceeds from disposal of investment							3,000
Loss on disposal of investment									940